Consolidated statements of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net loss for the year	$ (60,514)	$ (825)	$ (4,576)
Items that are or may be reclassified subsequently to profit or loss:
Foreign cumulative conversion adjustment	548	676	(572)
Total comprehensive loss for the year	$ (59,966)	$ (149)	$ (5,148)